10 Taxes recoverable	12 Months Ended
Dec. 31, 2020
Taxes Recoverable
Taxes recoverable
10	Taxes recoverable

		2020	2019

Parent Company and subsidiaries in Brazil
IPI		1,435	477
Value-added tax on sales and services (ICMS) - normal operations	(a)	293,193	255,945
ICMS - credits from PP&E		163,847	166,824
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		199	45,604
PIS and COFINS - credits from PP&E		353,928	316,973
REINTEGRA program	(b)	16,799	19,848
Federal tax credits	(c)	1,109,122	2,459,293
Other		40,234	5,434

Foreign subsidiaries
Value-added tax ("IVA")		277,175	217,630
Other		9,470	7,701
Total		2,265,402	3,495,729

Current assets		1,192,665	1,238,011
Non-current assets		1,072,737	2,257,718
Total		2,265,402	3,495,729

(a)	ICMS – normal operations

Accumulated ICMS credits over the past few years arise mainly from interstate acquisitions of electric power subject to tax substitution method and domestic sales subject to deferred taxation.

The Management of the Company has been prioritizing a series of actions to maximize the use of these credits and currently does not expect losses on the realization of cumulative balances.

(b)	REINTEGRA Program

The REINTEGRA program aims to refund to exporters the federal taxes levied on the production chain for goods sold abroad.

Such credits may be realized in two ways: (i) by offsetting own debits overdue or undue related to taxes levied by the Federal Revenue Service; or (ii) by a cash reimbursement.

At the year ended December 31, 2020, the Company recognized credits in the amount of R$7,494 (R$9,157 in 2019) and offset the amount of R$9,959 (R$9,532 in 2019). In the Statement of profit or loss, credits were recognized in the item “Cost of Products Sold.”

(c)	Federal tax credits

The main tax credit refers to the exclusion of ICMS from the PIS/COFINS calculation basis. During 2020, the final and unappealable decisions of proceeding filed by Braskem and other proceedings, originally filed by merged companies, were certified. The oldest period retroactive to 1991.

The effects of these decisions were assessed by the Company and, during 2020, a total of R$438,044 (R$2,048,782 in 2019) was recognized related to PIS and COFINS taxes overpaid, with R$310,557 recorded under “Other operating income (expenses)” (R$1,904,206 in 2019) and R$127,488 under “Financial income” (R$207,582 in 2019).

The balance on December 31, 2020 is R$1,002,605, recorded under current assets. The balance on December 31, 2019 was R$2,350,817 (current assets of R$783,199 and non-current assets of R$1,567,618).

The Company has other lawsuits related to other acquired companies discussing the same tax matter, for which there was no final judgment (Note 24.4(ii)).